Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional Paid in Capital [Member]	Contributed Capital Surplus [Member]	Retained (Deficit) Earnings [Member]
Balance at beginning of year at Dec. 31, 2010	$ 375,901	$ 244	$ 131,026	$ 179,019	$ 65,612
Balance at beginning of year at Dec. 31, 2010	24,425,699	24,425,699
Increase (decrease) in Equity [Roll Forward]
Shares issued	0	0
Shares issued	0	0	0
Restricted stock unit expense	230		230
Net (loss) income	32,652				32,652
Distributions to shareholders	(48,851)			0	(48,851)
Balance at end of year at Dec. 31, 2011	359,932	244	131,256	179,019	49,413
Balance at end of year at Dec. 31, 2011	24,425,699	24,425,699
Increase (decrease) in Equity [Roll Forward]
Shares issued	11,301	11,301
Shares issued	0	0	0
Restricted stock unit expense	510		510
Net (loss) income	(53,429)				(53,429)
Distributions to shareholders	(29,319)			(29,319)	0
Balance at end of year at Dec. 31, 2012	277,694	244	131,766	149,700	(4,016)
Balance at end of year at Dec. 31, 2012	24,437,000	24,437,000
Increase (decrease) in Equity [Roll Forward]
Shares issued	6,035,061	6,035,061
Shares issued	51,167	61	51,106
Restricted stock unit expense	663		663
Net (loss) income	(3,903)				(3,903)
Distributions to shareholders	(18,180)			(18,180)	0
Balance at end of year at Dec. 31, 2013	$ 307,441	$ 305	$ 183,535	$ 131,520	$ (7,919)
Balance at end of year at Dec. 31, 2013	30,472,061	30,472,061